DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Vesting by Periods of Service	Vesting in the Company matching contributions is based upon periods of service as indicated below:

Periods of Service	% Vested
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6 or more	100%